Summary of Significant Accounting Policies - Research and Development Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2016
Accounting Policies [Line Items]
Capitalized software development costs	$ 0	$ 0	$ 0
Predecessor
Accounting Policies [Line Items]
Capitalized software development costs				$ 0